Net finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Net Finance Costs

	2023	2022	2021
(in $ millions)	$	$	$
Financial assets measured at amortized cost - interest income (primarily time deposits and cash and cash equivalents)	197	107	26
Net foreign exchange gain	1	—	2
Finance income	198	107	28
Financial liabilities measured at amortized cost – interest expense	(99)	(165)	(1,701)
Net foreign exchange loss	—	(1)	—
Finance costs	(99)	(166)	(1,701)
Net change in fair value of financial assets and liabilities	(39)	(294)	37
Share listing and associated expenses (Note 12(i)(b))	—	—	(353)
Net finance income/ (costs) recognized in profit or loss	60	(353)	(1,989)